Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Voyage Expenses And Vessel Operating Expenses
Voyage expenses and vessel operating expenses (Table)

	For the years ended December 31,
	2022	2021	2020
Voyage expenses:
Commissions	$6,134	$4,278	$2,809
Bunkers	7,365	4,204	1,349
Port expenses	1,819	1,633	624
Other	918	583	1,519
Total	$16,236	$10,698	$6,301
Vessel operating expenses:
Crew costs and related costs	$34,385	$22,575	$16,624
Insurance expense	5,261	4,029	2,388
Spares, repairs, maintenance and other expenses	8,103	6,784	8,836
Stores and lubricants	7,512	5,288	4,593
Management fees (Note 4)	9,610	6,295	4,976
Other operating expenses	2,589	2,151	1,304
Total	$67,460	$47,122	$38,721